SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE NON RECURRING (Details) - USD ($)	Dec. 31, 2022	Jun. 12, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Notes Receivable	$ 655,689		$ 551,726
Investments, related party	627		480,780
Derivative Liabilities		$ 34,530	474,595
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes Receivable
Investments, related party
Total
Total
Derivative Liabilities
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes Receivable
Investments, related party
Total
Total
Derivative Liabilities
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes Receivable	1,250,000		1,250,000
Investments, related party	627		480,780
Total	1,250,627		1,730,780
Note Payable	215,465
Total	$ 215,465		474,595
Derivative Liabilities			$ 474,595